Cover Page	Oct. 05, 2021	Sep. 29, 2021
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 05, 2021
Entity Registrant Name		SKYE BIOSCIENCE, INC.
Entity Incorporation, State or Country Code		NV
Entity File Number		000-55136
Entity Tax Identification Number		45-0692882
Entity Address, Address Line One		11250 El Camino Real
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		San Diego
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		92130
City Area Code		858
Local Phone Number		410-0266
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Amendment Flag		false
Entity Central Index Key		0001516551